RESTATEMENT AND RECLASSIFICATIONS - Additional Information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues				¥ 1,520,035
General and administrative expenses	[1]	¥ 546,568	¥ 354,832	264,445
Accounts Receivable, Net		52,058	58,047
Deferred revenue.		830,019
Other payable		365,428	313,429
Property and equipment, net		626,068	502,339
Cost of revenues	[1]	918,549	592,946	443,467
Income tax (expense) benefit		4,865	(25,390)	(28,219)
deferred income tax assets		916	684
Retained earnings		(243,162)	389,967
Selling and marketing expenses	[1]	¥ 1,047,632	707,157	524,077
Restatement adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues			(220,111)	(59,569)
General and administrative expenses			(37,464)	(43,074)
Other payable			128,783	51,655
Property and equipment, net			(17,352)	(10,336)
Cost of revenues			(6,253)	(5,637)
Income tax (expense) benefit			380	(9,443)
deferred income tax assets			(66,979)	(49,575)
Retained earnings			(369,926)	(184,972)
Selling and marketing expenses			(5,963)	(3,476)
Restatement adjustments | Errors due to Inaccurate Revenue and Relevant Accounts [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues			(193,303)	(54,086)
General and administrative expenses			(31,499)	(33,605)
Accounts Receivable, Net			(270,520)	(133,027)
Deferred revenue.			97,553	64,385
Restatement adjustments | Errors due to restatement adjustments to expense inaccuracies
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts Receivable, Net			93,372	61,088
Other payable			58,697	48,539
Other Receivables			1,563	5,015
Property and equipment, net			(882)	(450)
Interest expense			4,958	2,539
Operating Expenses			(23,199)	(17,195)
Restatement adjustments | Error due to restatement adjustment to accrue guarantee liabilities for the guarantee provided for students' loan
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net revenues			(37,529)
Deferred revenue.			(46,165)
Accrued Liabilities and Other Liabilities			83,693
Restatement adjustments | Error due to incomplete disclosed related party transactions
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Due from Related Parties			13,211	11,478
Due to Related Parties			216	447
Restatement adjustments | Error Due to Adjustments on tax payable due to the restatement
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax (expense) benefit			380	(9,443)
Taxes Payable			(58,638)	40,853
deferred income tax assets			66,979	49,574
Restatement adjustments | Errors Due to Cumulative Effect of Change in Retained Earnings [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Retained earnings			¥ (369,926)	¥ (184,972)

[1]	(a) Includes share-based compensation expense as follows (note 16):